12. Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Investments, All Other Investments [Abstract]
Fair value of financial liabilities
	Fair Value at September 30,	Fair Value Measurement Using
	2015	Level 1	Level 2	Level 3
Derivative liability – Warrants	$348,665	$-	$-	$348,665

	Fair Value at
	March 31,	Fair Value Measurement Using
	2015	Level 1	Level 2	Level 3
Derivative liability – Warrants	$364,878	$-	$-	$364,878

Changes in the fair value of Level 3 financial liabilities
	September 30, 2015	March 31, 2015
Balance at beginning of period	$364,878	$-

Additions to derivative instruments, recognized in earnings as professional fees	-	240,000
Additions to derivative instruments as a result of issuance in settlement of debt	-	2,060
Additions to derivative instrumentsas a result of issuance of units	-	6,213
Derivative instruments exercised	(16,213)	(32,675)
Change in fair market value, recognized in operations as professional fees	-	149,280

Balance at end of period	$348,665	$364,878

	March 31,	March 31,
	2015	2014
Balance at beginning of year	$-	$-
Additions to derivative instruments, recognized in earnings as professional fees (Note 7(b)(iv))	240,000	-
Additions to derivative instruments as a result of issuance in settlement of debt (Note 7(b)(v))	2,060	-
Additions to derivative instruments as a result of issuance of units (Note 7(b)(ii))	6,213	-
Derivative instruments exercised	(32,675)	-
Change in fair market value, recognized in operations as professional fees	149,280	-
Balance at end of year	$364,878	-

Fair value assumptions
September 30, 2015
Number of shares underlying the warrants	599,700
Fair market value of the stock	$1.34
Exercise price	USD$0.076 ($0.1032)
Expected volatility	140%
Risk-free interest rate	0.62%
Expected dividend yield	0%
Expected warrant life (years)	1.49

March 31,
2015
Number of shares underlying the warrants	612,200
Fair market value of the stock	$1.34
Exercise price	USD$0.076 ($0.097)
Expected volatility	118%
Risk-free interest rate	0.52%
Expected dividend yield	0%
Expected warrant life (years)	2.00